DIVIDENDS (Details) $ / shares in Units, $ in Thousands									10 Months Ended	12 Months Ended
	Jan. 15, 2023 USD ($) $ / shares	Oct. 17, 2022 USD ($) $ / shares	Jul. 15, 2022 USD ($) $ / shares	Apr. 18, 2022 USD ($) $ / shares	Jan. 17, 2022 USD ($) $ / shares	Oct. 15, 2021 USD ($) $ / shares	Jul. 15, 2021 USD ($) $ / shares	Apr. 15, 2021 USD ($) $ / shares	Nov. 07, 2021 $ / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Sep. 30, 2022 shares	Jun. 30, 2022 shares	Mar. 31, 2022 shares	Sep. 30, 2021 shares	Jun. 30, 2021 shares	Mar. 31, 2021 shares
Dividends [Line Items]
Common shares issued (in shares) | shares										273,464,780	272,773,225	273,760,820	273,653,385	273,584,673	226,122,875	209,618,719	193,856,464
Dividend amount per share (in dollars per share) | (per share)		$ 0.058	$ 0.058	$ 0.058	$ 0.058	$ 0.055	$ 0.056	$ 0.056	$ 0.07
Total dividend amount		$ 15,878	$ 15,872	$ 15,868	$ 15,821	$ 12,424	$ 11,839	$ 10,792		$ 63,479	$ 50,876
Dividend reinvestment plan ("DRIP")		$ 472	$ 967	$ 984	$ 1,572	$ 1,161	$ 1,623	$ 1,483		$ 3,465	$ 5,839
Dividend reinvestment plan, percentage issuance discount (up to)										5.00%
Shares issued under DRIP (in shares) | shares										323,048	531,667
Shares issued under DRIP, equity impact										$ 3,995	$ 5,674
Payment of Dividend
Dividends [Line Items]
Dividend amount per share (in dollars per share) | $ / shares	$ 0.058
Total dividend amount	$ 15,861
Dividend reinvestment plan ("DRIP")	$ 1,042